Schedule of Reconciliation of Income Taxes Using Statutory Income Tax Rate (Details)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	21.00%	21.00%
State income tax, net of federal tax benefit	7.02%	4.01%
Non-deductible expenses	0.38%	1.17%
Tax impact of stock option cancellations
Tax impact of sales of state net operating losses and credits	1.87%	1.07%
Change in valuation allowance	19.15%	20.05%
Other	1.51%	2.35%
Income tax benefit - effective rate	8.89%	5.07%